Bank Loans (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 168,474	€ 159,197
Unsecured bank loans	€ 2,600,000
Interest payable average rate	2.11%
Description of maturity period	one to three years
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 4,085	4,132
Line of Credit [Member]
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 42,095	€ 133,977